Disclosures about Fair Value of Assets - Quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements (Details 2) - Significant Unobservable Inputs (Level 3) - Collateral-dependent impaired loans - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	$ 899,981	$ 1,147,400
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Marketability discount	Marketability discount
Marketability discount	25.00%	25.00%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	20.00%	20.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	30.00%	30.00%